Expense Example	Feb. 28, 2025 USD ($)
2x Bitcoin Strategy ETF | 2x Bitcoin Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 241
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,716
2x Corn ETF | 2x Corn ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	621
2x Ether ETF | 2x Ether ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,415
Expense Example, with Redemption, 10 Years	3,003
2x Wheat ETF | 2x Wheat ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	630
One+One S&P 500 and Bitcoin ETF | One+One S&P 500 and Bitcoin ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
One+One Nasdaq-100(R) and Bitcoin ETF | One+One Nasdaq-100(R) and Bitcoin ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Volatility Premium Plus ETF | Volatility Premium Plus ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	$ 1,735